Borrowings (Maturities of Long-term Borrowings) (Details) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Borrowings
Aggregate annual maturities of long-term borrowings, year one	$ 10,778	¥ 892,016	¥ 477,200
Aggregate annual maturities of long-term borrowings, year two	11,850	980,689	742,663
Aggregate annual maturities of long-term borrowings, year three	11,320	936,836	885,951
Aggregate annual maturities of long-term borrowings, year four	14,975	1,239,348	418,999
Aggregate annual maturities of long-term borrowings, year five	10,350	856,532	866,280
Aggregate annual maturities of long-term borrowings, after year five	39,480	3,267,331	3,049,571
Sub-Total	98,753	8,172,752	6,440,664
Trading balances of secured borrowings	2,781	230,165	758,397
Total	$ 101,534	¥ 8,402,917	¥ 7,199,061